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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended March 31, 2012

Check here if Amendment [_]; Amendment Number: _________________
   This Amendment (Check only one.):  [_] is a restatement.
                                      [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: The Wellcome Trust Limited, as Trustee of the Wellcome Trust

Address: 215 Euston Road, London NW1 2BE, United Kingdom

Form 13F File Number: 028-13413

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Nick Moakes

Title: Head of Public Markets

Phone: +44 207 611 8666

Signature, Place, and Date of Signing:

     /s/ Nick Moakes                London                   04/19/12
 ------------------------  ------------------------  ------------------------
          (Name)                (City, State)                 (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_]13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

                                REPORT SUMMARY

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    20 Items

Form 13F Information Table Value Total:    $ 2,345,996 (thousands)

List of Other Included Managers: Not Applicable

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
          ITEM 1                   ITEM 2       ITEM 3      ITEM 4       ITEM 5             ITEM 6    ITEM 7       ITEM 8
                                                         Market Value Shares / Prn        Investment  Other   Voting Authority
       Name of Issuer          Title of Class   CUSIP     (X $1,000)      Amt.     SH/PRN Discretion Managers       Sole
APPLE INC                     COM              037833100    269,798       450,000    SH      SOLE      NONE         450,000
BANK OF AMERICA CORPORATION   COM              060505104    109,098    11,400,000    SH      SOLE      NONE      11,400,000
BANKUNITED INC                COM              06652K103    100,000     4,000,000    SH      SOLE      NONE       4,000,000
BERKSHIRE HATHAWAY INC DEL    CL A             084670108    109,710           900    SH      SOLE      NONE             900
CISCO SYS INC                 COM              17275R102    124,785     5,900,000    SH      SOLE      NONE       5,900,000
COCA COLA CO                  COM              191216100    118,416     1,600,000    SH      SOLE      NONE       1,600,000
EXXON MOBIL CORP              COM              30231G102    112,749     1,300,000    SH      SOLE      NONE       1,300,000
GENERAL ELECTRIC CO           COM              369604103    150,525     7,500,000    SH      SOLE      NONE       7,500,000
GOOGLE INC                    CL A             38259P508    144,279       225,000    SH      SOLE      NONE         225,000
GREEN DOT CORP                CL A             39304D102     53,040     2,000,000    SH      SOLE      NONE       2,000,000
INTERNATIONAL BUSINESS MACHS  COM              459200101    171,093       820,000    SH      SOLE      NONE         820,000
ITAU UNIBANCO HLDG SA         SPON ADR REP PFD 465562106     38,380     2,000,000    SH      SOLE      NONE       2,000,000
JOHNSON & JOHNSON             COM              478160104     98,940     1,500,000    SH      SOLE      NONE       1,500,000
JPMORGAN & CHASE & CO         COM              46625H100    142,538     3,100,000    SH      SOLE      NONE       3,100,000
LINKEDIN CORP                 COM CL A         53578A108     14,279       140,000    SH      SOLE      NONE         140,000
MICROSOFT CORP                COM              594918104    170,952     5,300,000    SH      SOLE      NONE       5,300,000
MORGAN STANLEY                COM NEW          617446448     78,560     4,000,000    SH      SOLE      NONE       4,000,000
PEPSICO INC                   COM              713448108    119,430     1,800,000    SH      SOLE      NONE       1,800,000
PROCTER & GAMBLE CO           COM              742718109    107,536     1,600,000    SH      SOLE      NONE       1,600,000
SCHLUMBERGER LTD              COM              806857108    111,888     1,600,000    SH      SOLE      NONE       1,600,000
                                                          2,345,996    56,235,900                                56,235,900